Stock-based Plans and Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock-Based Plans And Stock-Based Compensation Tables
Schedule of stock option activity

The following table summarizes stock option activity for the three months ended March 31, 2014:

Options
Outstanding at December 31, 2013	5,672,464
Granted	180,000
Exercised	-
Canceled/forfeited/expired	(79,637)
Outstanding at March 31, 2014	5,772,827

The following table summarizes stock option activity under our stock-based plans as of and for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2011	268,333	$4.92	5.12		$1,240,000
Granted	113,750	$3.36	4.53
Exercised	-	$-	-
Canceled/forfeited/expired	(56,250)	$3.48	3.15
Outstanding at December 31, 2012	325,833	$4.62	4.44	$
Granted	5,473,705	$1.98
Exercised	-	$-
Canceled/forfeited/expired	(127,097)	$4.06
Outstanding at December 31, 2013	5,672,464	$2.08	9.17		$415,259
Expected to vest at December 31, 2013	2,644,882	$2.21	8.82		$181,501
Exercisable at December 31, 2013	1,021,191	$2.25	8.31		$79,421
Unrecognized expense at December 31, 2013	$3,074,119

Stock-based compensation expense

The impact on our results of operations of recording stock-based compensation expense for years ended December 31, 2013 and 2012 was as follows:

	Years ended December 31,
	2013	2012

General and administrative	$895,903	$335,160
Sales and marketing	976,341	43,250
Engineering, research, and development	17,972	13,000
	$1,890,216	$391,410

Schedule of range of assumptions

We calculated the fair value of each stock option award on the date of grant using the Black-Scholes option pricing model. The ranges of assumptions were used for the years ended December 31, 2013 and 2012:

	Years ended December 31,
	2013	2012
Risk-free interest rate	0.60% to 1.03%	0.39% to 0.57%
Expected life (years)	3.58 to 5.27	2.86 to 3.58
Dividend yield	0%	0%
Expected volatility	122.0% to 132.0%	61.0% to 73.4%